Debt Obligations Debt Footnote Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long term debt [Line Items]
Gain (loss) on extinguishment of debt	$ 41	$ 0	$ (6)
Loans and Leases Receivable, Gross, Consumer, Installment and Revolving	$ 400
Line of Credit Facility, Revolving Credit Conversion to Term Loan, Description	171
8.375% Sinking Fund Debentures Due 2016 [Member]
Long term debt [Line Items]
Repayments of Debt	$ 40
8.875% Senior Secured Notes Due 2018 [Member]
Long term debt [Line Items]
Gain (loss) on extinguishment of debt	41
Repayments of Debt	160
aggregate debt principal redeemed	$ 203